PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

30)  PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

a)    Accounting policy

The Company and its subsidiaries individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year-end, in order to ensure that sufficient reserves have been set up for both current and future commitments.

Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).

For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.

The asset or liability related to defined benefit plan to be recognized in the financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes - “NTNs”), less the fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company or its subsidiaries. The fair value is based on information on market prices and, in the case of securities quoted, on the purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company.

Actuarial costs recognized in the statement of income are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.

The Company and its subsidiaries manage and individually sponsors a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98 (which provides for private health care and health insurance plans). As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.

b)    Critical estimates and judgments

The cost of pension plans with defined benefits and other post-employment health care benefits and the present value of the pension obligation are determined using actuarial valuation methods. Actuarial valuation involves use of assumptions about discount rates, future salary increases, mortality rates and future increases in pension and annuity benefits. The obligation for defined benefits is highly sensitive to changes in these assumptions. All assumptions are reviewed on an annual basis.

The mortality rate is based on publicly available mortality tables in the country. Future salary increases, and pension increases are based on expected future inflation rates for the country.

c)    Information on pension plans and other post-employment benefits

The plans sponsored by the Company and its subsidiaries and the related benefit types are as follows:

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog and TIS

The Company has participation in the decisions that directly affect the governance of the plans, with members nominated for both the Deliberative Council and the Fiscal Council of the administrators Sistel and Visão Prev.

The defined benefit obligation is made up of different components, according to the pension characteristic of each plan, and may include the actuarial liabilities of supplementary pension liabilities, health care benefits to retirees and dependents or compensation for death or disability of members. This liability is exposed to economic and demographic risks, such as: (i) increases in medical costs that could impact the cost of health care plans; (ii) salary growth; (iii) long-term inflation rate; (iv) nominal discount rate; and (v) life expectancy of members and pensioners.

The fair value of plan assets is primarily comprised of fixed income investments (NTN's, LFT’s, LTN's, repurchase agreements, CDBs, debentures, letters of guarantee and FIDC shares) and equity investments (highly liquid, well regarded, large company shares and investments in market indices).

Due to the concentration of fixed income and floating rate investments plan assets are mainly exposed to the risks inherent in the financial market and economic environment such as: (i) market risk in the economic sectors where variable income investments are concentrated; (ii) risk events that impact the economic environment and market indices where variable income investments are concentrated; and (iii) the long-term inflation rate that may erode the profitability of fixed income investments at fixed rates.

The companies that administer post-employment benefits plans sponsored by the Company (Visão Prev and Sistel) seek to meet the flows of assets and liabilities through the acquisition of fixed income securities and other long-term assets.

With the exception of the Companhia Telefônica Brasileira ("CTB") and the healthcare plan under Law No. 9656/98, generally all benefit plans that have funds constituted present a surplus position. The economic benefit recorded in the Company's assets or that of its subsidiaries does not reflect the total surplus determined in these plans. The economic benefit stated under assets considers only the portion of the surplus which presents a real possibility of recovery. The means of plan surplus recovery is solely through reductions in future contributions and given that not all plans currently receive enough contributions for full recovery of surpluses, the economic benefit recorded under assets is limited to the total possible recovery amount in accordance with projected future contributions.

The position of plan assets is on December 31, 2020 and 2019, respectively, and plan assets were apportioned based on the Company’s actuarial liabilities in relation to the total actuarial liabilities of the plan.

The actuarial gains and losses generated in each year are immediately recognized in equity (in other comprehensive income).

The following is a summary of the pension plans and other post-employment benefits:

c.1) Post-Employment Health Benefits Plans

The actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of August 31, 2020, while the actuarial valuation made for the health plan Law No. 9,656/98 used the registration of the participants with a base date of September 30, 2020, both plans projected for December 31, 2020. For comparative exercises, the actuarial valuation made for the PAMA health plan and health plan Law No. 9,656/98 used the registration of the participants with a base date of December 31, 2019, both plans projected for December 31, 2019.

c.1.1) Healthcare Plan to Retirees and Special Coverage Program (PAMA and PAMA-PCE)

The Company, together with other companies of the former Telebrás System, at shared cost, sponsor health care plans (PAMA and PAMA-PCE) to retirees. These plans are managed by Fundação Sistel and are closed plans, not admitting new members.

Contributions to the plans are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are at the fixed percentage of payroll of employees covered by the Telefônica BD plan.

c.1.2) Health care plan – Law No. 9656/98

The Company manages and together with its subsidiaries sponsors a health care plan to retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98.

As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees. Benefitted participants are classified as (i) retirees and their dependents; and (ii) dismissed employees and their dependents.

Retirees and dismissed employees, in order to keep their right to the benefits, must make contributions to the plan in accordance with the contribution tables by age bracket established by carriers and/or insurance companies.

c.2)  Post-employment Social Security Plans

The actuarial valuation made for the pension plan (CTB, PBS-A, Telefônica BD and Visão Plans) used the registration of the participants with a base date of July 31, 2020, projected for December 31, 2020 and the registration of the participants with a base date of July 31, 2019, projected for December 31, 2019.

They include the PBS Assisted Plans (“PBS-A"), CTB, Telefônica DB and Visão.

c.2.1) PBS Assisted Plan (PBS-A)

The PBS-A plan is a defined benefit private pension plan managed by Sistel and sponsored by the Company jointly with the other telecommunications companies originating in the privatization of the Telebrás System. The plan is subject to funding by sponsors in the case of any asset insufficiency to ensure pension supplementation of participants in the future.

The PBS-A plan comprises assisted participants of the Sistel Benefit Plan who were already retirees on January 31, 2000, from all the participating sponsors, with joint liability of all sponsors to the plan and Sistel.

According to PREVIC Ordinance No. 1,061, of December 5, 2019, published in the DOU on December 9, 2019, Sistel approved the distribution of part of its surplus, in the form of PBS-A's special reserve, with reversal of values to sponsors and improvement of benefits, in the form of temporary income, to those assisted.

The participation corresponding to the Company in the distribution of this reserve was calculated in the amount of R$215,328, with expected distribution in the form of 36 monthly payments, corrected by the plan's income (Note 10).

Even considering the distribution of the reserve approved by PREVIC, PBS-A still has assets in excess of actuarial obligations as of December 31, 2020 and 2019. These surpluses were not recognized due to the lack of legal provision for their reimbursement and, as they are not a contributory plan, no deduction is possible in future contributions.

c.2.2) CTB Plan

Contributions to the CTB plan are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are a fixed percentage of payroll of employees covered by the plan.

The Company also individually manages and sponsors the CTB plan, originally provided to former employees of CTB who were in the Company in 1977, with whom an individual retirement concession agreement was executed to encourage their resignation. This is an informal pension supplementation benefit paid to former employees directly by the Company. These plans are closed, and no other members are admitted.

c.2.3) Telefônica DB Plan

The Company individually sponsors a defined benefit retirement plan, the Telefônica DB plan.

In order to improve allocation of Telefônica DB plan assets and analyze the coverage ratio of plan obligations in future years, a stochastic ALM study was prepared by Visão Prev and Willis Towers Watson. This ALM study aimed at projecting the ratio between coverage of liabilities (solvency ratio) and the risk of mismatching measured by the standard deviation of the solvency ratio. The study concluded that the plan presents sustainable projection of their coverage ratio with the current investments’ portfolio.

At the time of the concession, a benefit is calculated, which will be paid in a lifelong form and updated by inflation. This plan is not open to new accessions.

The contributions are defined according to the costing plan, which is calculated considering financial, demographic and economic hypotheses in order to accumulate enough resources to pay the benefits to the participants who are already receiving them, and to the new pensions.

c.2.4) VISÃO Plans

The Visão Telefônica and Visão Multi plans will hereinafter be shown jointly under the name VISÃO, due to their similarity.

The Company and its subsidiaries sponsor defined contribution pension plans with defined benefit components (hybrid plans), i.e. the VISÃO Plans, managed by Visão Prev. The contribution is attributed to each subsidiary in the economic and demographic proportion of its respective obligation to the plan.

The contributions made by the Company and subsidiaries related to defined contribution plans totaled R$40,983 on December 31, 2020 (R$27,963 on December 31, 2019).

The contributions to the Visão Telefônica and Visão Multi plans are: (i) basic and additional contribution, with contributions made by the participant and sponsor; and (ii) additional, sporadic and specific contribution, with contributions made only by the participant.

In addition, the participant has the possibility to choose one of five investment profiles to apply to their balance, and they are: Super Conservative, Conservative, Moderate, Aggressive and Aggressive Fixed Income Long-Term.

c.3)  Consolidated information on pension plans and other post-employment benefits

c.3.1) Reconciliation of net liabilities (assets):

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	2,238,700	1,863,359	4,102,059	2,429,478	2,016,614	4,446,092
Fair value of plan assets	3,411,297	1,004,048	4,415,345	3,696,914	1,001,112	4,698,026
Net liabilities (assets)	(1,172,597)	859,311	(313,286)	(1,267,436)	1,015,502	(251,934)

Asset limitation	1,081,325	21,480	1,102,805	1,128,691	57,371	1,186,062

Current assets	(82,935)	—	(82,935)	(71,776)	—	(71,776)
Non-current assets	(82,127)	—	(82,127)	(149,163)	—	(149,163)
Current liabilities	6,475	15,680	22,155	6,937	18,620	25,557
Non-current liabilities	67,315	865,111	932,426	75,257	1,054,253	1,129,510

c.3.2) Total expenses recognized in the statement of income:

	2020			2019			2018
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	3,036	26,576	29,612	3,155	16,293	19,448	2,931	13,722	16,653
Net interest on net actuarial assets/liabilities	(10,385)	82,151	71,766	5,713	56,612	62,325	6,074	45,892	51,966
Total	(7,349)	108,727	101,378	8,868	72,905	81,773	9,005	59,614	68,619

c.3.3) Amounts recognized in other comprehensive income (loss)

	2020			2019			2018
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (losses) gains	114,556	(256,010)	(141,454)	(188,889)	412,416	223,527	(186,170)	184,527	(1,643)
Asset limitation effect	(128,320)	(40,137)	(168,457)	(24,297)	2,430	(21,867)	188,259	(93,125)	95,134
Total	(13,764)	(296,147)	(309,911)	(213,186)	414,846	201,660	2,089	91,402	93,491

c.3.4) Changes in amount net of liability (asset) of defined benefit, net

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	(138,745)	1,072,873	934,128	68,368	600,113	668,481
Business combinations	—	—	—	—	1,994	1,994
Expenses	(7,349)	108,727	101,378	8,868	72,905	81,773
Sponsor contributions	(8,229)	(4,662)	(12,891)	(8,776)	(16,985)	(25,761)
Amounts recognized in OCI	(13,764)	(296,147)	(309,911)	(213,186)	414,846	201,660
Distribution of reserves	76,815	—	76,815	5,981	—	5,981
Net defined benefit liability (asset) at the end of the year	(91,272)	880,791	789,519	(138,745)	1,072,873	934,128
Actuarial assets per balance sheet	(165,062)	—	(165,062)	(220,939)	—	(220,939)
Actuarial liabilities per balance sheet	73,790	880,791	954,581	82,194	1,072,873	1,155,067

c.3.5) Changes in defined benefit liability

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,429,478	2,016,614	4,446,092	2,011,355	1,313,157	3,324,512
Liability assumed after acquisition of company	—	—	0	—	1,994	1,994
Current service costs	3,036	26,576	29,612	3,155	16,293	19,448
Interest on actuarial liabilities	167,991	150,510	318,501	175,695	121,088	296,783
Benefits paid	(171,177)	(48,101)	(219,278)	(165,929)	(53,724)	(219,653)
Member contributions paid	346	—	346	323	—	323
Actuarial losses (gains) adjusted by experience	(70,783)	(33,088)	(103,871)	93,699	226,928	320,627
Actuarial losses (gains) adjusted by demographic assumptions	(8,378)	(52,071)	(60,449)	—	(44,249)	(44,249)
Actuarial losses (gains) adjusted by financial assumptions	(111,813)	(197,081)	(308,894)	311,180	435,127	746,307
Defined benefit liability at the end of the year	2,238,700	1,863,359	4,102,059	2,429,478	2,016,614	4,446,092

c.3.6) Changes in the fair value of plan assets

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	3,696,914	1,001,112	4,698,026	2,999,669	763,325	3,762,994
Benefits paid	(164,587)	(43,477)	(208,064)	(159,001)	(36,774)	(195,775)
Participants contributions paid	346	—	346	323	—	323
Sponsor contributions paid	1,638	38	1,676	1,848	35	1,883
Interest income on plan assets	259,331	72,604	331,935	266,287	69,137	335,424
Return on plan assets excluding interest income	(305,530)	(26,229)	(331,759)	593,769	205,389	799,158
Distribution of reserves	(76,815)	—	(76,815)	(5,981)	—	(5,981)
Fair value of plan assets at the end of the year	3,411,297	1,004,048	4,415,345	3,696,914	1,001,112	4,698,026

c.3.7) Changes in asset limitation

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,128,691	57,371	1,186,062	1,056,682	50,281	1,106,963
Interest on the asset limitation	80,954	4,246	85,200	96,306	4,661	100,967
Changes in the assets limitation, except interest	(128,320)	(40,137)	(168,457)	(24,297)	2,429	(21,868)
Asset Limitation at the end of the year	1,081,325	21,480	1,102,805	1,128,691	57,371	1,186,062

c.3.8) Results projected for 2021

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	2,183	21,361	23,544
Net interest on net defined benefit liability/asset	7,062	70,436	77,498
Total	9,245	91,797	101,042

c.3.9) Sponsoring company contributions projected for 2021

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	1,670	6,475	8,145
Benefits paid directly by the sponsor	—	15,686	15,686
Total	1,670	22,161	23,831

c.3.10) Average weighted duration of defined benefit liability

	Post-retirement		Post-retirement
	pension plans		health plans
In 2020	7.9	years	16.3	years
In 2019	8.3	years	18.1	years

c.3.11) Actuarial assumptions

12.31.20
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.4% / PBS-A: 7.4% / Telefônica BD: 7.7% / CTB: 7.0%	PAMA and PCE: 7.7% / Law 9.656/98: 7.9%
Future salary growth rate	CTB and PBS-A: N/A / Visão telefônica: 4.8% / Visão Multi: 6.4% / Telefônica BD: 4.6%	N/A
Medical expense growth rate	N/A	6.6%
Nominal annual adjustment rate of pension benefits	3.5%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Male, down-rated by 60% Visão: N/A	PAMA and PCE: RP-2000 Disabled Male, down-rated by 40% Law 9.656/98: RP-2000 Disabled Male, down-rated by 60%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão Telefônica: Álvaro Vindas, down-rated by 50% Visão: Light-Fraca, down rated by 50%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Further to the assumptions stated above, other assumptions common to all plans were adopted in 2020 as follows: (i) Long-term inflation rate 3.5%;  and (ii) Annual increase in the use of medical services according to age: 4.0%.

12.31.19
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.6% / PBS-A and Telefônica BD: 7.2% / CTB: 7.0%	PAMA and PCE: 7.4% / Law 9.656/98: 7.5%
Future salary growth rate	CTB and PBS-A: N/A / Visão and Telefônica BD: 5.5%	N/A
Medical expense growth rate	N/A	6.9%
Nominal annual adjustment rate of pension benefits	3.8%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Female, down-rated by 40%
Disability table	Telefônica BD: Light-Forte / PBS-A and CTB: N/A / Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Further to the assumptions stated above, other assumptions common to all plans were adopted in 2019 as follows: (i) Long-term inflation rate 3.8%; and (ii) Annual increase in the use of medical services according to age: 4.0%.

c.3.12) Changes in actuarial assumptions in relation to the prior year

In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.

The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.

The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	2,238,700	1,863,359	4,102,059
Defined benefit liability, based on prior-year actuarial assumptions	2,358,891	2,112,510	4,471,401
Difference from change in actuarial assumptions	(120,191)	(249,151)	(369,342)

c.3.13) Sensitivity analysis for actuarial assumptions

The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.

Sensitivity analysis of the defined benefit liability for scenarios involving a 0.5% increase and a 0.5% decrease in the discount rate used to discount the defined benefit liability to present value is as follows:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	2,238,700	1,863,359	4,102,059
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,152,416	1,729,350	3,881,766
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,332,035	2,012,077	4,344,112

The following is a sensitivity analysis of the defined benefit obligation for scenarios of 1% increase and 1% reduction in the rate of growth of medical costs:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	2,238,700	1,863,359	4,102,059
Defined benefit liability, projected by the current medical cost growth considering a rate increased by 1%	2,238,700	2,176,479	4,415,179
Defined benefit liability, projected by the current medical cost growth considering a rate decreased by 1%	2,238,700	1,611,501	3,850,201

c.3.14) Allocation of plan assets

	12.31.20		12.31.19
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,878,204	938,986	3,067,926	940,144
Treasury Financial Letter	183,744	65,062	270,676	60,968
Repurchase operations	171,534	—	172,895	—
Debentures	22,104	—	16,818	—
Treasury Financial Letter (LFT)	15,099	—	14,238	—
FIDC shares / Others	22,815	—	24,517	—
National Treasury Notes (LTN)	167	—	282	—
Variable income investments
Investments linked to funds and market indexes	5,678	—	6,265	—
Investments in other sectors	286	—	622	—
Real estate investments	90,325	—	100,701	—
Loans to participants	19,374	—	19,870	—
Structured and overseas investments	1,967	—	2,104	—
Total	3,411,297	1,004,048	3,696,914	1,001,112